Investments - Summary of Investments (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Investments, Debt and Equity Securities [Abstract]
Equity method investments	$ 23,548	$ 0
Equity investments without readily determinable fair values	134	0
Total investments	$ 23,682	$ 0